Employee Benefits - Net Periodic Pension Benefit Cost Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets	3.40%
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.10%	2.90%	2.50%
Rate of compensation increase	3.30%	3.70%	3.70%
Expected rate of return on plan assets	4.00%	2.10%	2.00%
Other comprehensive income
Actuarial loss/(gain) - benefit obligation	$ 5,294	$ 4,756	$ (3,844)
Actuarial (gain)/loss – plan assets	(878)	(2,930)	1,208
Actuarial loss recognized in net periodic benefit cost	(160)	(67)	(248)
Total	$ 4,256	$ 1,759	$ (2,884)
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.30%	0.80%	0.80%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.34%	0.80%	0.80%
Other comprehensive income
Actuarial loss/(gain) - benefit obligation	$ 406	$ 1,479	$ (372)
Actuarial (gain)/loss – plan assets	(519)	(1,114)	240
Prior service credit recognized in net periodic benefit cost	0	0	93
Actuarial loss recognized in net periodic benefit cost	6	93	69
Amortization of net prior service credit	12	9	8
Net prior service cost occurring during the year	(23)	0	(9)
Total	$ (118)	$ 467	$ 29